Significant accounting judgments, estimates and assumptions (Details Narrative)	12 Months Ended
	Aug. 31, 2024	Feb. 28, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Finite lived intangible assets amortization method	The effect of this change in estimate was to reduce the 2024 amortization expense by $41,740, decrease 2024 net loss by $41,740, and decrease 2024 basic and diluted loss per share by $0.01.
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years	5 years	7 years